Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies (Textual)
Advertising expense	$ 24	$ 26	$ 7
Weighted-average number of ordinary shares	24,582,874	24,582,874	24,582,874
Shares issued to former shareholder included in computation of weighted-average number of ordinary shares	480,000
Software systems impairment	$ 114
Inventory impairment	$ 201